Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 8,543,753	$ 9,516,927
Less: allowance for expected credit loss	(81,340)	(62,453)	$ (80,056)
Total	$ 8,462,413	$ 9,454,474